Equity Instruments (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Luoxis Diagnostics [Member]
Number of Options
Number of Options, Beginning Balance	0	430,077	396,994
Number of Options, Granted	3,717,500	195,189	33,083
Number of Options, Exercised	0	0	0
Number of Options, Forfeited/Cancelled	(50,000)	(625,266)	0
Number of Options, Ending Balance	3,667,500	0	430,077	396,994
Exercisable	1,477,500	0
Available for grant	6,332,500	0
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 0	$ 4.53	$ 4.53
Weighted Average Exercise Price, Granted	1.55	7.25	4.53
Weighted Average Exercise Price, Exercised	0	0	0
Weighted Average Exercise Price, Forfeited/Cancelled	1.51	5.40	0
Weighted Average Exercise Price, Ending Balance	1.55	0	$ 4.53	$ 4.53
Weighted average exercise price, Exercisable	$ 1.51	$ 0
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding (in years)	9 years 6 months 18 days		9 years 4 days	9 years 11 months 16 days
Weighted Average Remaining Contractual Life, Excercisable (in years)	9 years 7 months 13 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Beginning Balance		$ 1,374,000	$ 1,272,000
Aggregate Intrinsic Value, Ending Balance			$ 1,374,000	$ 1,272,000
Vyrix Pharmaceuticals Inc [Member]
Number of Options
Number of Options, Beginning Balance	0	117,053	0
Number of Options, Granted		0	117,053
Number of Options, Exercised		0	0
Number of Options, Forfeited/Cancelled		(117,053)	0
Number of Options, Ending Balance		0	117,053	0
Exercisable		0
Available for grant		0
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 0	$ 5.68	$ 0
Weighted Average Exercise Price, Granted		0	5.68
Weighted Average Exercise Price, Exercised		0	0
Weighted Average Exercise Price, Forfeited/Cancelled		5.68	0
Weighted Average Exercise Price, Ending Balance		0	$ 5.68	$ 0
Weighted average exercise price, Exercisable		$ 0
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding (in years)			9 years 6 months 14 days	0 years
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Beginning Balance		$ 417,000	$ 0
Aggregate Intrinsic Value, Ending Balance			$ 417,000	$ 0